Fair Value of Financial Instruments - Significant Unobservable Inputs (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 11,549,149,400	$ 2,577,558,100	[1],[2],[3]
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,935,498,000	1,002,343,000
Level 3 | First lien senior secured loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 4,384,607,000	$ 801,531,000
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.063	0.096
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.158	0.214
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.10	0.123
Level 3 | First lien senior secured loans | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 263,920,000	$ 50,840,000
Level 3 | Second lien senior secured loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 29,942,000
Level 3 | Second lien senior secured loans | Yield analysis | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input		0.118
Level 3 | Second lien senior secured loans | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.096
Level 3 | Second lien senior secured loans | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.16
Level 3 | Second lien senior secured loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.113
Level 3 | Second lien senior secured loans | EV market multiple analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 10,535,000
Level 3 | Senior subordinated loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 213,500,000	$ 38,587,000
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.084	0.139
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.183	0.192
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.113	0.173
Level 3 | Corporate bonds | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 40,286,000	$ 10,507,000
Level 3 | Corporate bonds | Transaction cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	25,026,000
Level 3 | Collateralized loan obligations | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	344,155,000	22,681,000
Level 3 | Collateralized loan obligations | Transaction cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	26,830,000
Level 3 | Commercial mortgage-backed securities | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	29,161,000	5,010,000
Level 3 | Private asset-backed investments | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 99,799,000	$ 11,901,000
Level 3 | Private asset-backed investments | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.026	0.107
Level 3 | Private asset-backed investments | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.138	0.162
Level 3 | Private asset-backed investments | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.088	0.131
Level 3 | Private asset-backed investments | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 29,782,000
Level 3 | Private asset-backed investments | Transaction cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	74,643,000
Level 3 | Private asset-backed investments | Income (other)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 4,133,000
Level 3 | Private asset-backed investments | Income (other) | Constant default rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0
Level 3 | Private asset-backed investments | Income (other) | Constant default rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.103
Level 3 | Preferred equity | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 67,424,000
Level 3 | Preferred equity | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.098
Level 3 | Preferred equity | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.15
Level 3 | Preferred equity | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.125
Level 3 | Preferred equity | EV market multiple analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 55,146,000	$ 41,033,000
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.034	0.095
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.23	0.325
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	18.1	21.7
Level 3 | Preferred equity | Income (other) | Constant default rate | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.04
Level 3 | Other equity | EV market multiple analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 247,144,000	$ 9,718,000
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input		15.5
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.08	0.07
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.346	0.234
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	12.7

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[3]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.